Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Property, plant and equipment
	Property	Motor vehicle	Office equipment & furniture	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At December 31, 2021, 2022 and 2023	48,140	579	1,078	3,923	53,720

Accumulated depreciation
At December 31, 2021	7,327	550	800	2,863	11,540
Depreciation	2,286	-	113	553	2,952
At December 31, 2022	9,613	550	913	3,416	14,492
Depreciation	2,286	-	110	507	2,903
At December 31, 2023	11,899	550	1,023	3,923	17,395

Carrying amount
At December 31, 2022	38,527	29	165	507	39,228
At December 31, 2023	36,241	29	55	-	36,325